Inventory (Tables)	12 Months Ended
Sep. 30, 2021
Inventory
Schedule of Inventory

	September 30,	September 30,
	2021	2020

Raw materials	$932,145	$1,866,725
Finished goods	184,468	942,859
Total	$1,116,613	$2,809,584